PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Australia: 3.5%
149,006	BHP Group Ltd.	$3,842,135	1.5
222,438	BlueScope Steel Ltd.	2,188,856	0.9
12,175	CIMIC Group Ltd.	277,654	0.1
116,895	Newcrest Mining Ltd.	2,434,297	1.0
		8,742,942	3.5

	Brazil: 0.1%
23,600 (1)	Vale SA	278,159	0.1

	Canada: 5.7%
35,206	BCE, Inc.	1,694,701	0.7
43,550	Inter Pipeline Ltd.	721,298	0.3
72,879 (1)	Kinross Gold Corp.	314,933	0.1
55,675	Kirkland Lake Gold Ltd.	2,338,409	0.9
36,189	Methanex Corp.	1,346,701	0.6
56,132	Rogers Communications, Inc.	2,722,294	1.1
116,982	Teck Resources Ltd.	1,831,834	0.7
66,931	TELUS Corp.	2,526,982	1.0
8,368	Waste Connections, Inc.	757,722	0.3
		14,254,874	5.7

	China: 3.8%
76,500	Anhui Conch Cement Co., Ltd. - H Shares	489,407	0.2
298,000	Beijing Enterprises Holdings Ltd.	1,317,126	0.5
1,472,000	China Communications Services Corp., Ltd. - H Shares	990,919	0.4
38,500	China Mobile Ltd.	290,272	0.1
1,422,000	China Oriental Group Co. Ltd.	586,801	0.2
1,145,000	China Railway Construction Corp. Ltd. - H Shares	1,181,953	0.5
3,294,000	China Telecom Corp., Ltd. - H Shares	1,246,584	0.5
884,000	Kunlun Energy Co. Ltd.	748,663	0.3
3,405,500	Shanghai Construction Group Co. Ltd. - A Shares	1,687,056	0.7
3,474,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	962,776	0.4
		9,501,557	3.8

	France: 6.9%
28,954	Air Liquide SA	3,925,605	1.6
13,104	Alstom SA	571,448	0.2
15,773	Arkema SA	1,634,584	0.6
56,031	Edenred	2,781,498	1.1
16,036 (1)	Eiffage SA	1,750,370	0.7
190,934	Orange SA	3,154,786	1.3
35,531	Schneider Electric SE	3,427,549	1.4
		17,245,840	6.9

	Germany: 1.4%
26,634 (2)	Covestro AG	1,246,066	0.5
123,429	Deutsche Lufthansa AG	2,341,807	0.9
		3,587,873	1.4

	Hong Kong: 1.4%
157,000	HKT Trust / HKT Ltd.	230,251	0.1
262,000	NWS Holdings Ltd.	351,539	0.2
405,000	Power Assets Holdings Ltd.	2,815,641	1.1
		3,397,431	1.4

	India: 1.5%
498,886	Petronet LNG Ltd.	1,886,760	0.8
300,261	Tata Steel Ltd.	1,786,785	0.7
		3,673,545	1.5

	Italy: 1.5%
499,122	Enel S.p.A.	3,772,389	1.5

	Japan: 11.3%
14,400	Central Japan Railway Co.	2,909,991	1.2
101,700	Chubu Electric Power Co., Inc.	1,418,083	0.6
84,700	Hitachi Ltd.	3,335,827	1.3
195,400	Kajima Corp.	2,578,986	1.0
83,200	Kamigumi Co., Ltd.	1,845,531	0.7
66,400	Kansai Electric Power Co., Inc.	757,527	0.3
25,500	Kyocera Corp.	1,737,390	0.7
33,000	Kyushu Railway Co.	1,124,397	0.4
168,100	Marubeni Corp.	1,243,138	0.5
98,200	Mitsubishi Corp.	2,573,958	1.0
90,700	Nippon Electric Glass Co., Ltd.	1,924,666	0.8
5,800	Nippon Telegraph & Telephone Corp.	293,011	0.1
59,400	NTT DoCoMo, Inc.	1,630,912	0.7
55,200	Taisei Corp.	2,167,199	0.9
18,500	Tosoh Corp.	275,693	0.1
28,000	West Japan Railway Co.	2,467,111	1.0
		28,283,420	11.3

	Malaysia: 0.4%
649,400	Petronas Chemicals Group Bhd	1,097,982	0.4

	Netherlands: 1.1%
880,598	Koninklijke KPN NV	2,712,093	1.1

	Norway: 1.1%
144,253	Telenor ASA	2,633,711	1.1

	Singapore: 0.9%
364,500	ComfortDelgro Corp., Ltd.	626,733	0.3
2,137,200	Yangzijiang Shipbuilding Holdings Ltd.	1,609,241	0.6
		2,235,974	0.9

	South Korea: 2.7%
19,510	Daelim Industrial Co., Ltd.	1,484,465	0.6
46,577	GS Engineering & Construction Corp.	1,185,597	0.5

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
41,456	HDC Hyundai Development Co-Engineering & Construction	$970,731	0.4
8,008	SK Holdings Co. Ltd.	1,749,767	0.7
6,754	SK Telecom Co., Ltd.	1,404,892	0.5
		6,795,452	2.7

	Spain: 1.0%
67,132	ACS Actividades de Construccion y Servicios SA	2,609,612	1.0

	Sweden: 3.2%
20,524	Boliden AB - BOLS	529,370	0.2
164,832	Sandvik AB	2,997,540	1.2
79,892	SKF AB - B Shares	1,525,868	0.6
194,415	Volvo AB - B Shares	3,005,648	1.2
		8,058,426	3.2

	Switzerland: 0.4%
17,371	LafargeHolcim Ltd.-CHF	895,278	0.4

	Taiwan: 0.9%
2,586,949	Eva Airways Corp.	1,186,861	0.5
253,000	Zhen Ding Technology Holding Ltd.	1,114,384	0.4
		2,301,245	0.9

	United Arab Emirates: 0.5%
292,691	Emirates Telecommunications Group Co. PJSC	1,298,848	0.5

	United Kingdom: 5.4%
122,094	Anglo American PLC	3,194,678	1.3
100,447	Ashtead Group PLC	3,049,450	1.2
517,573	BT Group PLC	1,281,371	0.5
62,464	CNH Industrial NV	667,545	0.3
96,705	TechnipFMC PLC	1,821,922	0.7
1,782,025	Vodafone Group PLC	3,528,747	1.4
		13,543,713	5.4

	United States: 44.5%
155,334	AES Corp.	2,937,366	1.2
7,830	Air Products & Chemicals, Inc.	1,850,464	0.7
4,327 (1)	Akamai Technologies, Inc.	376,968	0.2
5,450	Allegion Public Ltd.	654,164	0.3
35,570	Ameren Corp.	2,643,918	1.1
36,355	American Electric Power Co., Inc.	3,321,029	1.3
34,050	Ametek, Inc.	3,371,290	1.4
15,358	AT&T, Inc.	574,082	0.2
9,516	Boeing Co.	3,484,569	1.4
11,437	CDW Corp.	1,544,567	0.6
22,756	Celanese Corp. - Series A	2,857,471	1.1
30,053	Centerpoint Energy, Inc.	738,102	0.3
142,819	Cisco Systems, Inc.	6,471,129	2.6
34,535 (1)	Copart, Inc.	3,073,615	1.2
30,044	Corteva, Inc.	781,745	0.3
37,362	CSX Corp.	2,672,877	1.1
14,820	Cummins, Inc.	2,709,985	1.1
22,175	DTE Energy Co.	2,770,545	1.1
40,241	Eaton Corp. PLC	3,722,293	1.5
11,887	Edison International	821,392	0.3
36,959	Evergy, Inc.	2,338,396	0.9
74,357	Exelon Corp.	3,301,451	1.3
5,511 (1)	F5 Networks, Inc.	803,008	0.3
64,262 (1)	HD Supply Holdings, Inc.	2,558,913	1.0
12,170	Helmerich & Payne, Inc.	481,080	0.2
30,875	Honeywell International, Inc.	5,512,731	2.2
25,840	Ingersoll-Rand PLC - Class A	3,387,882	1.4
78,980	Kinder Morgan, Inc.	1,548,798	0.6
1,144	L3Harris Technologies, Inc.	230,047	0.1
28,349	Manpowergroup, Inc.	2,626,251	1.1
66,048	NRG Energy, Inc.	2,624,087	1.1
55,829	Nucor Corp.	3,146,522	1.3
17,439	OGE Energy Corp.	733,484	0.3
4,163	Old Dominion Freight Line	797,589	0.3
14,338	Oneok, Inc.	1,018,715	0.4
33,815	Owens Corning, Inc.	2,267,634	0.9
25,346	Packaging Corp. of America	2,836,217	1.1
16,270	Parker Hannifin Corp.	3,234,313	1.3
12,265	Pinnacle West Capital Corp.	1,071,838	0.4
43,222	Robert Half International, Inc.	2,515,520	1.0
9,074	Roper Technologies, Inc.	3,269,997	1.3
29,426	Southwest Airlines Co.	1,696,115	0.7
73,783	Steel Dynamics, Inc.	2,488,701	1.0
16,065 (1)	T-Mobile US, Inc.	1,261,906	0.5
28,982 (1)	United Airlines Holdings, Inc.	2,689,530	1.1
17,811 (1)	United Rentals, Inc.	2,725,974	1.1
14,779 (1)	VeriSign, Inc.	2,818,946	1.1
4,647	Verizon Communications, Inc.	279,935	0.1
31,647	Waste Management, Inc.	3,573,263	1.4
		111,216,414	44.5

	Total Common Stock
	(Cost $226,203,211)	248,136,778	99.2
EXCHANGE-TRADED FUNDS: 0.4%
14,648	iShares MSCI ACWI ETF	1,135,806	0.4
	Total Exchange-Traded Funds
	(Cost $1,088,027)	1,135,806	0.4

PREFERRED STOCK: 0.5%
	Brazil: 0.5%
96,669	Telefonica Brasil SA	1,277,975	0.5
	Total Preferred Stock (Cost $1,390,751)	1,277,975	0.5
	Total Long-Term Investments (Cost $228,681,989)	250,550,559	100.1

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
989,000 (3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530%
	(Cost $989,000)	$989,000	0.4

	Total Short-Term Investments
	(Cost $989,000)	989,000	0.4

	Total Investments in Securities (Cost $229,670,989)	$251,539,559	100.5
	Liabilities in Excess of Other Assets	(1,297,989)	(0.5)
	Net Assets	$250,241,570	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2019.

Industry Diversification	Percentage of Net Assets
Industrials	14.5%
Materials	8.1
Telecommunications	6.0
Utilities	5.8
Engineering&Construction	4.9
Electric Utilities	4.5
Industrial Conglomerates	3.5
Communications Equipment	2.9
Electrical Components & Equipment	2.8
Wireless Telecommunication Services	2.6
Information Technology	2.6
Construction Machinery & Heavy Trucks	2.5
Telecommunication Services	2.3
Commercial Services	2.3
Steel	2.3
Railroads	2.1
Industrial Machinery	1.9
Industrial Gases	1.6
Airlines	1.6
Diversified Metals & Mining	1.5
Chemicals	1.6
Electric	1.5
Integrated Telecommunication Services	1.5
Electrical Equipment	1.5
Transportation	1.4
Electronic Equipment & Instruments	1.3
Mining	1.2
Machinery-Constr&Mining	1.2
Paper Packaging	1.1
Multi-Utilities	1.1
Pipelines	1.1
Trading Companies & Distributors	1.0
Distribution/Wholesale	1.0
Oil & Gas Equipment & Services	0.7
Electronics	0.7
Computers	0.7%
Shipbuilding	0.6
Oil & Gas Storage & Transportation	0.6
Internet	0.6
Construction & Engineering	0.5
Exchange-Traded Funds	0.4
Road & Rail	0.3
Biotechnology	0.3
Environmental Control	0.3
Oil&Gas	0.3
Gas	0.3
Agricultural & Farm Machinery	0.3
Iron/Steel	0.2
Energy	0.2
Software	0.2
Aerospace/Defense	0.1
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of November 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,742,942	$–	$8,742,942
Brazil	278,159	–	–	278,159
Canada	14,254,874	–	–	14,254,874
China	–	9,501,557	–	9,501,557
France	–	17,245,840	–	17,245,840
Germany	2,341,807	1,246,066	–	3,587,873
Hong Kong	–	3,397,431	–	3,397,431
India	–	3,673,545	–	3,673,545
Italy	–	3,772,389	–	3,772,389
Japan	–	28,283,420	–	28,283,420
Malaysia	–	1,097,982	–	1,097,982
Netherlands	–	2,712,093	–	2,712,093
Norway	–	2,633,711	–	2,633,711
Singapore	–	2,235,974	–	2,235,974
South Korea	–	6,795,452	–	6,795,452
Spain	–	2,609,612	–	2,609,612
Sweden	8,058,426	–	–	8,058,426
Switzerland	–	895,278	–	895,278
Taiwan	–	2,301,245	–	2,301,245
United Arab Emirates	1,298,848	–	–	1,298,848
United Kingdom	1,821,922	11,721,791	–	13,543,713
United States	111,216,414	–	–	111,216,414
Total Common Stock	139,270,450	108,866,328	–	248,136,778
Exchange-Traded Funds	1,135,806	–	–	1,135,806
Preferred Stock	1,277,975	–	–	1,277,975
Short-Term Investments	989,000	–	–	989,000
Total Investments, at fair value	$142,673,231	$108,866,328	$–	$251,539,559
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,904,263)	$–	$(1,904,263)
Total Liabilities	$–	$(1,904,263)	$–	$(1,904,263)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2019, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

PORTFOLIO OF INVESTMENTS
Voya Infrastructure, Industrials and Materials Fund	as of November 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Industrial Select Sector SPDR® Fund	BNP Paribas	Call	12/05/19	USD	78.510	322,252	USD	26,437,554	$454,698	$(1,152,269)
iShares MSCI EAFE ETF	BNP Paribas	Call	12/19/19	USD	67.890	517,013	USD	35,249,946	298,368	(222,477)
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	12/19/19	USD	42.790	327,179	USD	13,918,195	196,700	(98,163)
Materials Select Sector SPDR® Fund	Credit Suisse International	Call	12/05/19	USD	58.190	225,125	USD	13,516,505	233,184	(431,354)
									$1,182,950	$(1,904,263)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $228,477,304.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$37,293,564
Gross Unrealized Depreciation	(16,150,393)

Net Unrealized Appreciation	$21,143,171